Statutory Reserves	12 Months Ended
Dec. 31, 2014
Statutory Reserves [Abstract]
Statutory Reserves
29.	Statutory Reserves

The laws and regulations of the PRC provide that before a Chinese enterprise distributes profits to its shareholders, it must first satisfy all tax liabilities, provide for losses in previous years, and make appropriation, in proportions determined at the discretion of the board of directors, to the statutory reserves. The statutory reserves include the surplus reserve fund and the collective welfare fund. These statutory reserves represent restricted retained earnings.

TTII's subsidiary and VIEs in China are required to transfer 10% of its net income, as determined in accordance with the PRC accounting rules and regulations, to a statutory surplus reserve fund until such reserve balance reaches 50% of their respective registered capital.

The transfer to this reserve must be made before distribution of any dividend to shareholders. The surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years' losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of the shares currently held by them, provided that the remaining reserve balance after such issue is not less than 25% of the registered capital.

As stipulated by the relevant laws and regulations applicable to PRC foreign-invested enterprises, the foreign invested PRC companies are required to make appropriations from net income as determined under PRC GAAP to non-distributable reserves which include a general reserve, an enterprise expansion reserve and employee welfare and bonus reserve.

Wholly-foreign-owned PRC companies are not required to make appropriations to the enterprise expansion reserve but appropriations to the general reserve are required to be made at not less than 10% of the profit after tax as determined under PRC GAAP.

The employee welfare and bonus reserve is determined by the respective company's board of directors. The general reserve is used to offset future extraordinary losses. The subsidiaries and VIEs may, upon a resolution passed by the shareholders, convert the general reserve into capital. The employee welfare and bonus reserve is used for the collective welfare of the employees of the subsidiaries and VIEs. The enterprise expansion reserve is used for the expansion of the subsidiaries' operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of retained earnings determined according to PRC law.

For the years ended December 31, 2014, 2013 and 2012, the Company made $nil, $80,141 and $379,916 appropriations to statutory reserves, respectively.